Rule 497(e)
Registration Nos. 333-174332 and 811-22559

First Trust Exchange-Traded Fund IV

(the “Trust”)

FT Vest Dow Jones Internet & Target Income ETF

FT Vest Technology Dividend Target Income ETF

(each, a “Fund”)

Supplement To each Fund’s Prospectus and Summary Prospectus

Dated October 23, 2026

Notwithstanding anything to the contrary in each Fund’s prospectus or summary prospectus, for purposes of each Fund’s stated target annual distribution rate, the Funds consider the current annual forward dividend yield of the Nasdaq-100® Index.

Please Keep this Supplement with your Fund Prospectus

and Summary Prospectus for Future Reference